DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2021
DISCONTINUED OPERATIONS
Schedule of assets and liabilities associated with assets classified as held for sale

	As at	As at
	March 31, 2021	March 31, 2020
ASSETS
Current assets
Cash and cash equivalents	$—	$898
Current trade and other receivables, net	—	4,978
Income taxes recoverable	—	12
Other current assets	—	1,140
	—	7,028
Non-current assets
Property and equipment	—	38
Intangible assets	—	545
ASSETS CLASSIFIED AS HELD FOR SALE	$—	$7,611

Liabilities
Current liabilities
Trade and other payables	$—	$4,823
Deferred revenue	—	83
LIABILITIES ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	$—	$4,906